Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders’ Equity

12. Stockholders’ Equity

On June 30, 2021 the share capital consists of 365,173,471 common shares of par value $0.01 (DKK 0.05) each (December 31, 2020: 212,601,044 shares of par value $0.01 (DKK 0.05 each)). The shares are fully paid in. The shares are not divided into classes, and no shares enjoy special rights.

During the three months ended June 30, 2021 the Company issued:

(a)     120,891,157 common shares and 120,891,157 common share purchase warrants for $0.10 (SEK 0.85) per unit; valued at $12,125. The attached warrants are exercisable for $0.20 (SEK 1,70) each and expire on April 15, 2023;

(b)    271,660 common shares valued at $16 upon the exercise of common stock purchase warrants; and

(c)     4,969,135 common shares valued at $496 upon conversion of debt.

During the six months ended June 30, 2021 the Company issued:

(a)     120,891,157 common shares valued at $12,125 upon the issuance of 120,891,157 units of one common share and one share purchase warrant for $0.10 (SEK 0.85) per unit. The attached warrants are exercisable for $0.20 (SEK 1,70) each and expire on April 15, 2023;

(b)    271,660 common shares valued at $16 upon the exercise of common stock purchase warrants; and

(c)     31,409,610 common shares valued at $2,880 upon conversion of debt.

During the three months ended June 30, 2020 the Company issued:

(a)     12,638,305 common shares valued at $1,921 on conversion of debt; and

(b)    25,936,599 common shares valued at $2,103 in exchange for 37% of the NCI in OV SPV2 ApS.

During the six months ended June 30, 2020 the Company issued:

(a)     9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period and as at June 30, 2021 the fair value of the warrants is $95;

(b)    12,638,305 common shares valued at $1,921 on conversion of debt; and

(c)     25,936,599 common shares valued at $2,103 in exchange for 37% of the NCI in OV SPV2 ApS.

15. Stockholders’ Equity and Non-controlling Interests

(a) Stockholders’ Equity

i.       Capital structure

As of December 31, 2020 and 2019 respectively the Company’s total issued and outstanding common shares were 212,601,044 and 121,336,079 respectively with a par value $0.01 (DKK 0.05). The shares are fully paid in. The shares are not divided into classes, and no shares enjoy special rights.

ii.      Share issuances

During the year ended December 31, 2020 the Company issued:

(a)     18,067,963 common shares in exchange for $2,869 in cash and recognized $652 in share issuance costs;

(b)    9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period; as at December 31, 2020, the fair value of the warrants is $102;

(c)     25,546,633 common shares valued at $3,002 on conversion of debt;

(d)    25,936,599 common shares valued at $3,906 in exchange for 37% of the NCI in OV SPV2 ApS; and

(e)     12,383,770 common shares valued at $2,029 in exchange for 16.09% of the NCI in OV US Inc.

During the year ended December 31, 2019 the Company issued:

(f)     48,420,891 common shares in exchange for $13,557, inclusive of 230,000 common shares issued on the exercise of warrants for $18, and recognized $4,429 in share issuance costs; and

(g)    22,603,910 common shares valued at $5,787, on conversion of debt.

(b) Non-controlling interests

The following provides a reconciliation of the beginning and ending balances of the Company’s non-controlling interests in OV-SPV2 ApS and OV US Inc. for the years ended December 31, 2020 and 2019:

(US$ in thousands)	OV-SPV2 ApS Non-controlling Interest	OV US Inc. Non-controlling interest	Total Non-controlling Interest
Balance at December 31, 2018:	$2,550	$802	$3,352
Acquisition of 8% of OV-SPV2 ApS for cash of $802	(371)	—	(371)
Income (loss) for 2019	(77)	(10)	(87)
Foreign currency translation	(60)	(18)	(78)
Balance at December 31, 2019	2,042	774	2,816
Acquisition of 37% of OV-SPV2 ApS for shares (see (d) above)	(2,103)	—	(2,103)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)	—	(758)	(758)
Income (Loss) for 2020	17	(32)	(15)
Foreign currency translation	44	16	60
Balance at December 31, 2020	$—	$—	$—

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*        See Statement of Stockholders’ Equity and above disclosure for detail.